Schedule of Investments (unaudited) September 30, 2021	BlackRock Income Trust, Inc. (BKT) (Percentages shown are based on Net Assets)

Security	Par (000)	Value
Asset-Backed Securities
Small Business Administration Participation Certificates, Series 2000-1, 1.00%, 11/10/21(a)	$4	$—
Sterling Coofs Trust(a)
Series 2004-1, Class A, 2.36%, 04/15/29	735	7,351
Series 2004-2, Class Note, 2.08%, 03/30/30(b)	558	5,577

Total Asset-Backed Securities — 0.0% (Cost: $141,693)		12,928

Non-Agency Mortgage-Backed Securities

Collateralized Mortgage Obligations — 3.4%
Kidder Peabody Acceptance Corp., Series 1993-1,
Class A6, (1 mo. LIBOR US + 16.62%), 16.46%, 08/25/23(c)	10	10,421
Seasoned Credit Risk Transfer Trust
Series 2018-2, Class MA, 3.50%, 11/25/57	869	907,820
Series 2018-4, Class MA, 3.50%, 03/25/58	4,506	4,721,849
Series 2019-1, Class MA, 3.50%, 07/25/58	1,463	1,534,476
Series 2019-2, Class MA, 3.50%, 08/25/58	561	588,584
Uniform Mortgage-Backed Securities
Series 2019-36, Class NJ, 3.00%, 07/25/49	2,354	2,525,487
Series 5083, Class IN, 4.50%, 07/25/32	20,721	2,368,418

		12,657,055

Commercial Mortgage-Backed Securities — 0.8%
CSAIL Commercial Mortgage Trust(c)
Series 2018-C14, Class XA, 0.72%, 11/15/51	2,375	75,992
Series 2019-C16, Class XA, 1.73%, 06/15/52	6,431	632,489
Natixis Commercial Mortgage Securities Trust,
Series 2018-FL1, Class A, (1 mo. LIBOR US + 0.95%), 1.03%, 06/15/35(b)(c)	287	282,920
One Bryant Park Trust, Series 2019-OBP, Class A, 2.52%, 09/15/54(b)	1,717	1,767,117
Wells Fargo Commercial Mortgage Trust, Series 2018- C44, Class XA, 0.90%, 05/15/51(c)	5,001	198,579

		2,957,097

Interest Only Collateralized Mortgage Obligations — 0.0%
CitiMortgage Alternative Loan Trust, Series 2007-A5, Class 1A7, 6.00%, 05/25/37	176	34,900
IndyMac INDX Mortgage Loan Trust, Series 2006-AR33, Class 4AX, 0.17%, 01/25/37	22,572	2
Vendee Mortgage Trust, Series 1999-2, Class 1, 0.00%, 05/15/29(c)	9,300	9

		34,911

Mortgage-Backed Securities — 2.0%
Fannie Mae, 3.50%, 05/25/50	40,694	5,167,353
FRESB Mortgage Trust(c)
Series 2019-SB60, Class A10F, 3.31%, 01/25/29	1,173	1,239,058
Series 2019-SB61, Class A10F, 3.17%, 01/25/29	953	1,004,089

		7,410,500

Security	Par (000)		Value

Principal Only Collateralized Mortgage Obligations(d) — 0.0%
CHL Mortgage Pass-Through Trust, Series 2003-J8, 0.01%, 09/25/23	$10		$10,052
Residential Asset Securitization Trust, Series 2005-A15, Class 1A8, 0.00%, 02/25/36	123		98,960
Washington Mutual Alternative Mortgage Pass-Through Certificates, Series 2005-9, Class CP, 0.01%, 11/25/35.	70		48,727

			157,739

Total Non-Agency Mortgage-Backed Securities — 6.2% (Cost: $23,615,690)			23,217,302

U.S. Government Sponsored Agency Securities

Agency Obligations — 3.0%
Federal Housing Administration(a)
Merrill Lynch Projects, Series 54, 7.43%, 05/15/23	—	(e)	—
USGI Projects, Series 99, 7.43%, 11/01/22 -10/01/23	10		10,044
Resolution Funding Corp. Principal Strip, 0.00%, 04/15/30(f)	13,000		11,269,046

			11,279,090

Collateralized Mortgage Obligations — 67.5%
Ginnie Mae Mortgage-Backed Securities
Series 2011-88, Class PY, 4.00%, 06/20/41	11,295		12,261,367
Series 2012-16, Class HJ, 4.00%, 09/20/40	7,740		8,386,846
Series 2015-96, Class ZM, 4.00%, 07/20/45	8,030		9,429,427
Series 2018-91, Class ZL, 4.00%, 07/20/48	5,833		6,941,058
Uniform Mortgage-Backed Securities
Series 0040, Class K, 6.50%, 08/17/24	16		16,502
Series 1160, Class F, (1 mo. LIBOR US + 40.16%), 39.81%, 10/15/21(c)	—	(e)	7
Series 1993-247, Class SN, (11th District Cost of Funds + 63.85%), 10.00%, 12/25/23(c)	16		17,090
Series 2003-135, Class PB, 6.00%, 01/25/34	117		117,420
Series 2004-31, Class ZG, 7.50%, 05/25/34	2,822		3,454,221
Series 2004-84, Class SD, (1 mo. LIBOR US + 12.75%), 12.60%, 04/25/34(c)	1,281		1,396,523
Series 2005-73, Class DS, (1 mo. LIBOR US + 17.55%), 17.33%, 08/25/35(c)	74		93,069
Series 2010-134, Class DB, 4.50%, 12/25/40	7,000		7,960,842
Series 2010-136, Class CY, 4.00%, 12/25/40	3,060		3,413,498
Series 2010-47, Class JB, 5.00%, 05/25/30	3,492		3,875,616
Series 2011-117, Class CP, 4.00%, 11/25/41	14,350		16,277,059
Series 2011-8, Class ZA, 4.00%, 02/25/41	5,719		6,092,743
Series 2011-99, Class CB, 4.50%, 10/25/41	43,000		48,316,464
Series 2012-104, Class QD, 4.00%, 09/25/42	1,639		1,927,499
Series 2013-81, Class YK, 4.00%, 08/25/43	7,000		7,959,749
Series 2017-76, Class PB, 3.00%, 10/25/57	3,415		3,594,769
Series 2018-32, Class PS, (1 mo. LIBOR US + 7.23%), 7.13%, 05/25/48(c)	6,410		7,132,754
Series 2018-50, Class EB, 4.00%, 07/25/48	2,001		2,293,437
Series 2218, Class Z, 8.50%, 03/15/30	644		751,389
Series 2542, Class UC, 6.00%, 12/15/22	116		117,778

SCHEDULES OF INVESTMENTS	1

Schedule of Investments (unaudited) (continued) September 30, 2021	BlackRock Income Trust, Inc. (BKT) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Collateralized Mortgage Obligations (continued)
Uniform Mortgage-Backed Securities (continued)
Series 2731, Class ZA, 4.50%, 01/15/34	$2,320	$2,563,869
Series 2927, Class BZ, 5.50%, 02/15/35	2,558	2,880,376
Series 3745, Class ZA, 4.00%, 10/15/40	1,293	1,429,086
Series 3762, Class LN, 4.00%, 11/15/40	2,000	2,295,899
Series 3780, Class ZA, 4.00%, 12/15/40	3,040	3,409,508
Series 3856, Class PB, 5.00%, 05/15/41	9,405	10,631,471
Series 3960, Class PL, 4.00%, 11/15/41	2,859	3,237,261
Series 3963, Class JB, 4.50%, 11/15/41	694	770,486
Series 4016, Class BX, 4.00%, 09/15/41	15,408	17,490,357
Series 4269, Class PM, 4.00%, 08/15/41	8,884	10,336,365
Series 4299, Class JY, 4.00%, 01/15/44	1,000	1,150,540
Series 4316, Class VB, 4.50%, 03/15/34	9,383	9,578,854
Series 4384, Class LB, 3.50%, 08/15/43	5,100	5,488,014
Series 4471, Class JB, 3.50%, 09/15/43	3,932	4,145,416
Series 4615, Class LB, 4.50%, 09/15/41	7,909	9,267,365
Series 4748, Class BM, 3.50%, 11/15/47	3,351	3,823,483
Series 4774, Class L, 4.50%, 03/15/48	8,826	9,675,519
Series 4830, Class AV, 4.00%, 10/15/33	1,069	1,198,305
Series 4880, Class LG, 3.50%, 05/15/49	2,196	2,413,903

		253,613,204

Interest Only Collateralized Mortgage Obligations — 8.5%
Ginnie Mae Mortgage-Backed Securities(c)
Series 2009-116, Class KS, (1 mo. LIBOR US + 6.47%), 6.39%, 12/16/39	487	76,629
Series 2011-52, Class MJ, (1 mo. LIBOR US + 6.65%), 6.56%, 04/20/41	3,937	536,366
Series 2011-52, Class NS, (1 mo. LIBOR US + 6.67%), 6.59%, 04/16/41	4,820	895,482
Series 2012-97, Class JS, (1 mo. LIBOR US + 6.25%), 6.17%, 08/16/42	7,328	837,673
Series 2017-101, Class SL, (1 mo. LIBOR US + 6.20%), 6.11%, 07/20/47	13,080	2,661,434
Uniform Mortgage-Backed Securities
Series 1997-50, Class SI, (1 mo. LIBOR US + 9.20%), 1.20%, 04/25/23(c)	7	38
Series 1997-90, Class M, 6.00%, 01/25/28	235	10,731
Series 1999-W4, Class IO, 6.50%, 12/25/28	49	3,091
Series 2006-36, Class PS, (1 mo. LIBOR US + 6.60%), 6.51%, 05/25/36(c)	3,043	595,004
Series 2011-134, Class ST, (1 mo. LIBOR US + 6.00%), 5.91%, 12/25/41(c)	17,834	3,764,630
Series 2012-96, Class DI, 4.00%, 02/25/27	330	3,921
Series 2013-10, Class PI, 3.00%, 02/25/43	4,908	443,984
Series 2013-45, Class EI, 4.00%, 04/25/43	1,661	139,120
Series 2015-66, Class AS, (1 mo. LIBOR US + 6.25%), 6.16%, 09/25/45(c)	16,559	2,836,919
Series 2017-70, Class SA, (1 mo. LIBOR US + 6.15%), 6.06%, 09/25/47(c)	24,179	5,118,173
Series 2019-25, Class SA, (1 mo. LIBOR US + 6.05%), 5.96%, 06/25/49(c)	12,284	2,308,973
Series 2019-35, Class SA, (1 mo. LIBOR US + 6.10%), 6.01%, 07/25/49(c)	3,817	697,738
Series 2020-12, Class JI, 4.50%, 03/25/50	11,288	2,050,158
Series 3744, Class PI, 4.00%, 06/15/39	2,420	123,664
Series 3796, Class WS, (1 mo. LIBOR US + 6.55%), 6.47%, 02/15/40(c)	1,264	74,456

Security	Par (000)		Value

Interest Only Collateralized Mortgage Obligations (continued)
Uniform Mortgage-Backed Securities (continued)
Series 3923, Class SD, (1 mo. LIBOR US + 6.00%), 5.92%, 09/15/41(c)	$23,173		$4,410,119
Series 3954, Class SL, (1 mo. LIBOR US + 6.00%), 5.92%, 11/15/41(c)	14,001		2,747,576
Series 4026, Class IO, 4.50%, 04/15/32	910		85,594
Series 4119, Class SC, (1 mo. LIBOR US + 6.15%), 6.07%, 10/15/42(c)	318		59,096
Series 4706, Class IG, 4.00%, 07/15/47	11,885		1,610,813
Series G92-60, Class SB, (11th District Cost of Funds + 9.35%), 1.60%, 10/25/22(c)	2		5

			32,091,387

Mortgage-Backed Securities — 78.3%
Fannie Mae
Series 2020-M21, Class AX, 1.94%, 01/25/58(c)	1,732		303,270
Series 2021-23, Class CI, 3.50%, 07/25/46	25,738		4,105,998
Freddie Mac Structured Pass-Through Certificates
Series 5013, Class JI, 4.00%, 09/25/50	30,708		4,127,697
Series K094, Class X1, 1.02%, 06/25/29(c)	1,409		85,592
Series K104, Class X1, 1.25%, 02/25/52(c)	1,371		111,452
Series K105, Class X1, 1.64%, 03/25/53(c)	1,822		201,854
Series K107, Class X1, 1.71%, 01/25/30(c)	1,234		143,521
Series K109, Class X1, 1.70%, 04/25/30(c)	943		109,607
Series K110, Class X1, 1.81%, 04/25/30(c)	394		48,746
Series K113, Class X1, 1.49%, 06/25/30(c)	1,600		168,325
Series K115, Class X1, 1.43%, 06/25/30(c)	1,955		197,334
Series K120, Class X1, 1.13%, 10/25/30(c)	3,904		312,222
Series K122, Class X1, 0.97%, 11/25/30(c)	1,675		115,552
Series T-11, Class A9, 0.13%, 01/25/28(c)	195		201,457
Ginnie Mae Mortgage-Backed Securities
8.00%, 10/15/22 - 06/15/27	13		12,445
7.50%, 02/15/23 - 11/15/23	13		13,562
5.00%, 10/20/39	1,415		1,612,084
Series 2013-63, Class IO, 0.76%, 09/16/51(c)	6,560		180,642
Series 2014-169, Class IO, 0.67%, 10/16/56(c)	18,325		561,512
Series 2016-113, Class IO, 1.09%, 02/16/58(c)	4,975		304,679
Series 2017-64, Class IO, 0.75%, 11/16/57(c)	762		39,569
Uniform Mortgage-Backed Securities 4.00%, 10/14/21 - 02/01/56(g)	63,562		71,027,018
4.50%, 10/14/21 - 09/01/41(g)	25,232		28,143,100
5.00%, 10/14/21 - 10/01/51(g)(h)	18,435		20,797,282
5.50%, 10/14/21 - 06/01/38(g)	11,270		13,069,460
2.50%, 10/01/36(h)	180		187,516
6.50%, 12/01/37 - 10/01/39	1,724		2,022,532
2.00%, 10/01/51 - 11/10/51(h)	126,595		126,835,059
3.00%, 10/01/51 - 11/01/51(h)	8,800		9,202,553
3.50%, 10/01/51 - 11/10/51(h)	4,964		5,249,321
Series 1839, Class QA, 4.00%, 10/14/21(g)	4,103		4,459,351

			293,950,312

Principal Only Collateralized Mortgage Obligations(d) — 0.0%
Uniform Mortgage-Backed Securities
Series 1418, Class M, 0.01%, 11/15/22	1		1,417
Series 1571, Class G, 0.01%, 08/15/23	13		13,445
Series 1691, Class B, 0.01%, 03/15/24	47		46,183
Series 1993-51, Class E, 0.00%, 02/25/23	2		1,670
Series 1993-70, Class A, 0.00%, 05/25/23	—	(e)	364
Series 1999-W4, Class PO, 0.00%, 02/25/29	23		22,588

2

Schedule of Investments (unaudited) (continued) September 30, 2021	BlackRock Income Trust, Inc. (BKT) (Percentages shown are based on Net Assets)

Security	Par (000)		Value

Principal Only Collateralized Mortgage Obligations (continued)
Uniform Mortgage-Backed Securities (continued)
Series 2002-13, Class PR, 0.01%, 03/25/32	$33		$31,467
Series 203, Class 1, 0.00%, 02/25/23	1		505
Series 228, Class 1, 0.00%, 06/25/23	—	(e)	346
Series G93-2, Class KB, 0.01%, 01/25/23	4		4,051

			122,036

Total U.S. Government Sponsored Agency Securities — 157.3% (Cost: $579,545,038)			591,056,029

Total Long-Term Investments — 163.5% (Cost: $603,302,421)			614,286,259

Short-Term Securities

Borrowed Bond Agreements(i) — 0.3%
Credit Suisse AG, 0.01%, open(j) (Purchased on 06/24/21 to be repurchased at $1,040,004, Collateralized by U.S. Treasury Bonds, 2.75%, 11/15/42, par and fair values of $917,000 and $1,031,160, respectively)	1,030		1,030,479

	Shares

Money Market Funds — 2.6%
BlackRock Liquidity Funds, T-Fund, Institutional Class, 0.01%(k)(l)	9,683,425		9,683,425

Total Short-Term Securities — 2.9% (Cost: $10,713,903)			10,713,904

Total Investments Before Borrowed Bonds and TBA Sale Commitments — 166.4% (Cost: $614,016,324)			625,000,163

	Par (000)

Borrowed Bonds

U.S. Governments Obligations — (0.3)%
U.S. Treasury Bonds, 2.75%, 11/15/42(m)	$(917)		(1,031,160)

Total Borrowed Bonds — (0.3)% (Proceeds: $(842,347))			(1,031,160)

Security	Par (000)	Value

TBA Sale Commitments(h)

Mortgage-Backed Securities — (13.8)%
Uniform Mortgage-Backed Securities
2.00%, 10/14/51	$(46,000)	$(46,123,985)
3.00%, 10/14/51	(4,200)	(4,394,742)
3.50%, 10/14/51	(1,300)	(1,375,486)

Total TBA Sale Commitments — (13.8)% (Proceeds: $(52,312,773))		(51,894,213)

Total Investments, Net of Borrowed Bonds and TBA Sale Commitments — 152.3% (Cost: $560,861,204)		572,074,790

Liabilities in Excess of Other Assets — (52.3)%		(196,442,714)

Net Assets — 100.0%		$375,632,076

(a)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(b)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)

Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.

(d)	Rates are discount rates or a range of discount rates as of period end.
(e)	Rounds to less than 1,000.
(f)	Zero-coupon bond.
(g)	All or a portion of the security has been pledged as collateral in connection with outstanding reverse repurchase agreements.
(h)	Represents or includes a TBA transaction.
(i)	Certain agreements have no stated maturity and can be terminated by either party at any time.
(j)	The amount to be repurchased assumes the maturity will be the day after the period end.
(k)	Affiliate of the Trust.
(l)	Annualized 7-day yield as of period end.
(m)	All or a portion of the security has been pledged as collateral in connection with outstanding borrowed bonds.

Affiliates

Investments in issuers considered to be affiliate(s) of the Trust during the period ended September 30, 2021 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 12/31/20	Purchases at Cost	Proceeds from Sales		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 09/30/21	Shares Held at 09/30/21	Income	Capital Gain Distributions from Underlying Funds
BlackRock Liquidity Funds, T-Fund, Institutional Class	$12,695,261	$—	$(3,011,836	)(a)	$—	$—	$9,683,425	9,683,425	$1,135	$—

(a)	Represents net amount purchased (sold).

SCHEDULES OF INVESTMENTS	3

Schedule of Investments (unaudited) (continued) September 30, 2021	BlackRock Income Trust, Inc. (BKT)

Reverse Repurchase Agreements

Counterparty	Interest Rate	Trade Date	Maturity Date	Face Value	Face Value Including Accrued Interest	Type of Non-Cash Underlying Collateral	Remaining Contractual Maturity of the Agreements
BofA Securities, Inc.	0.08%	09/13/21	10/14/21	$4,779,931	$4,780,112	U.S. Government Sponsored Agency Securities	Up to 30 Days
BofA Securities, Inc.	0.08	09/13/21	10/14/21	2,214,416	2,214,499	U.S. Government Sponsored Agency Securities	Up to 30 Days
BofA Securities, Inc.	0.08	09/13/21	10/14/21	5,150,533	5,150,727	U.S. Government Sponsored Agency Securities	Up to 30 Days
BofA Securities, Inc.	0.08	09/13/21	10/14/21	2,276,735	2,276,821	U.S. Government Sponsored Agency Securities	Up to 30 Days
BofA Securities, Inc.	0.08	09/13/21	10/14/21	3,993,834	3,993,985	U.S. Government Sponsored Agency Securities	Up to 30 Days
BofA Securities, Inc.	0.08	09/13/21	10/14/21	468,178	468,196	U.S. Government Sponsored Agency Securities	Up to 30 Days
BofA Securities, Inc.	0.08	09/13/21	10/14/21	7,098,733	7,099,001	U.S. Government Sponsored Agency Securities	Up to 30 Days
BofA Securities, Inc.	0.08	09/13/21	10/14/21	1,938,112	1,938,185	U.S. Government Sponsored Agency Securities	Up to 30 Days
BofA Securities, Inc.	0.08	09/13/21	10/14/21	5,801,799	5,802,018	U.S. Government Sponsored Agency Securities	Up to 30 Days
BofA Securities, Inc.	0.08	09/13/21	10/14/21	2,260,150	2,260,235	U.S. Government Sponsored Agency Securities	Up to 30 Days
BofA Securities, Inc.	0.08	09/13/21	10/14/21	4,350,266	4,350,431	U.S. Government Sponsored Agency Securities	Up to 30 Days
BofA Securities, Inc.	0.08	09/13/21	10/14/21	2,120,563	2,120,643	U.S. Government Sponsored Agency Securities	Up to 30 Days
BofA Securities, Inc.	0.08	09/13/21	10/14/21	3,362,496	3,362,623	U.S. Government Sponsored Agency Securities	Up to 30 Days
BofA Securities, Inc.	0.08	09/13/21	10/14/21	3,598,836	3,598,972	U.S. Government Sponsored Agency Securities	Up to 30 Days
BofA Securities, Inc.	0.08	09/13/21	10/14/21	3,621,902	3,622,039	U.S. Government Sponsored Agency Securities	Up to 30 Days
BofA Securities, Inc.	0.08	09/13/21	10/14/21	8,289,068	8,289,381	U.S. Government Sponsored Agency Securities	Up to 30 Days
Royal Bank of Canada	0.08	09/13/21	10/14/21	31,271,723	31,274,928	U.S. Government Sponsored Agency Securities	Up to 30 Days
Royal Bank of Canada	0.08	09/13/21	10/14/21	10,495,460	10,495,857	U.S. Government Sponsored Agency Securities	Up to 30 Days

				$103,092,735	$103,098,653

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
10-Year U.S. Treasury Note	774	12/21/21	$101,950	$(942,925)

Short Contracts
90-Day Eurodollar	9	12/13/21	2,246	(6,137)
10-Year U.S. Ultra Long Treasury Note	183	12/21/21	26,618	492,474
U.S. Long Bond	273	12/21/21	43,544	787,019
5-Year U.S. Treasury Note	81	12/31/21	9,947	42,719
90-Day Eurodollar	6	03/14/22	1,498	(908)
90-Day Eurodollar	7	06/13/22	1,746	(97)
90-Day Eurodollar	7	09/19/22	1,745	1,627

				1,316,697

				$373,772

4

Schedule of Investments (unaudited) (continued) September 30, 2021	BlackRock Income Trust, Inc. (BKT)

Centrally Cleared Interest Rate Swaps

Paid by the Trust		Received by the Trust		Effective Date	Termination Date	Notional Amount (000)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Rate	Frequency	Rate	Frequency
0.05%	Quarterly	1 Month FEDL, 0.08%	Quarterly	N/A	10/21/22	USD	1,638	$990	$—	$990
3-Month SOFR, 0.50%	Quarterly	0.05%	Quarterly	N/A	10/21/22	USD	1,638	(452)	—	(452)
2.30%	Semi-Annual	3-Month LIBOR, 0.13%	Quarterly	N/A	08/31/23	USD	14,100	(555,351)	87	(555,438)
2.35%	Semi-Annual	3-Month LIBOR, 0.13%	Quarterly	N/A	08/31/23	USD	12,100	(487,615)	74	(487,689)
1.41%	Semi-Annual	3-Month LIBOR, 0.13%	Quarterly	N/A	11/30/23	USD	4,900	(127,959)	34	(127,993)
1.70%	Semi-Annual	3-Month LIBOR, 0.13%	Quarterly	N/A	11/30/23	USD	1,500	(50,304)	10	(50,314)
0.72%	Semi-Annual	3-Month LIBOR, 0.13%	Quarterly	N/A	03/13/25	USD	22,270	27,759	208	27,551
3-Month SOFR, 0.50%	Quarterly	0.17%	Quarterly	N/A	10/21/25	USD	137	(2,832)	—	(2,832)
0.18%	Quarterly	1-Month FEDL, 0.08%	Quarterly	N/A	10/21/25	USD	137	2,912	—	2,912

								$(1,192,852)	$413	$(1,193,265)

OTC Interest Rate Swaps

Paid by the Trust		Received by the Trust			Effective Date	Termination Date	Notional Amount (000)	Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Rate	Frequency	Rate	Frequency	Counterparty
3-Month LIBOR, 0.13%	Quarterly	5.41%	Semi-Annual	JPMorgan Chase Bank N.A.	N/A	08/15/22	USD 9,565	$502,436	$—	$502,436

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Trust has the ability to access;

•

Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs); and

•

Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the BlackRock Global Valuation Methodologies Committee’s (the “Global Valuation Committee’s”) assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Trust’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

The following table summarizes the Trust’s financial instruments categorized in the fair value hierarchy. The breakdown of the Trust’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Asset-Backed Securities	$—	$—	$12,928	$12,928
Non-Agency Mortgage-Backed Securities	—	23,217,302	—	23,217,302
U.S. Government Sponsored Agency Securities	—	591,045,985	10,044	591,056,029

SCHEDULES OF INVESTMENTS	5

Schedule of Investments (unaudited) (continued) September 30, 2021	BlackRock Income Trust, Inc. (BKT)

Fair Value Hierarchy as of Period End (continued)

	Level 1	Level 2	Level 3	Total
Short-Term Securities
Borrowed Bond Agreements	$—	$1,030,479	$—	$1,030,479
Money Market Funds	9,683,425	—	—	9,683,425
Liabilities
Investments
Borrowed Bonds	—	(1,031,160)	—	(1,031,160)
TBA Sale Commitments	—	(51,894,213)	—	(51,894,213)

	$9,683,425	$562,368,393	$22,972	$572,074,790

Derivative Financial Instruments(a)
Assets
Interest Rate Contracts.	$1,323,839	$533,889	$—	$1,857,728
Liabilities
Interest Rate Contracts.	(950,067)	(1,224,718)	—	(2,174,785)

	$373,772	$(690,829)	$—	$(317,057)

(a)	Derivative financial instruments are swaps and futures contracts. Swaps and futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

The Trust may hold assets and/or liabilities in which the fair value approximates the carrying amount or face value, including accrued interest, for financial statement purposes. As of period end, reverse repurchase agreements of $103,098,653 are categorized as Level 2 within the fair value hierarchy.

Currency Abbreviation

USD	United States Dollar

Portfolio Abbreviation

FEDL	Fed Funds Effective Rate

IO	Interest Only

LIBOR	London Interbank Offered Rate

PO	Principal Only

SOFR	Secured Overnight Financing Rate

TBA	To-Be-Announced

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